PARENT COMPANY INFORMATION - Statement of Financial Position (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)		Dec. 31, 2015 COP ($)
Current Assets
Cash and cash equivalents	$ 8,739.5	$ 28,401,283	$ 6,873.4		$ 22,336,838	[2],[3]	$ 22,193,004	[3]	$ 22,284,977	[3]
Accounts receivable from related parties		136,551			114,513
Non current Assets
Property plant and equipment	2,027.4	6,588,483			6,654,006	[2]
Deferred	105.0	341,338			139,423	[2]
Total assets	79,906.2	259,675,153			236,538,540	[2]
Long-term liabilities
Deferred tax liabilities	665.0	2,160,942			1,696,843	[2]
Total liabilities	70,811.8	230,120,805			210,667,313	[2]
Equity
Shareholders’ equity	9,094.3	29,554,348			25,871,227	[2]	24,659,222		22,906,280
Total liabilities and shareholders’ equity	$ 79,906.2	259,675,153			236,538,540	[2]
Parent
Current Assets
Cash and cash equivalents		38,667			35,478		$ 47,280		$ 12,164
Trading securities		1,543			453
Accounts receivable from related parties		267,640			274,323
Other assets		517			513
Total current assets		308,367			310,767
Non current Assets
Investments in subsidiaries		19,932,376			18,589,623
Property plant and equipment		2,414			2,851
Deferred		476
Total non current assets		19,935,266			18,592,474
Total assets		20,243,633			18,903,241
Current liabilities
Borrowings at amortized cost		2,808			290,101
Outstanding bonds at amortized cost		284,758			5,725
Accounts payable		405,372			440,318
Other non-financial liabilities		1,214			1,233
Total current liabilities		694,152			737,377
Long-term liabilities
Borrowings at amortized cost		541,924			253,503
Outstanding bonds		824,520			1,104,080
Deferred tax liabilities					33
Total non current liabilities		1,366,444			1,357,616
Total liabilities		2,060,596			2,094,993
Equity
Shareholders’ equity		18,183,037			16,808,248
Total liabilities and shareholders’ equity		$ 20,243,633			$ 18,903,241

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.
[3]	See note 2.5 “Changes in accounting policies”.